Schedule of unrecognized deferred tax assets (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2026	Mar. 31, 2025
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized deferred tax assets	₨ 2,177,266	₨ 2,445,505
Temporary differences [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized deferred tax assets	285,174	276,775
Unabsorbed depreciation [Member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized deferred tax assets	₨ 1,892,092	₨ 2,168,730